Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 06, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001517936
Amendment Flag	dei_AmendmentFlag	false
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective immediately, due to a restatement of performance data for the Fund’s broad-based securities market index, the disclosure set forth in the fourth row of the table in the Fund’s Prospectus entitled “Average Annual Total Returns for the Periods ended December 31, 2022” is deleted in its entirety and replaced with the disclosure set forth below.

	1 Year	5 Years	Since Inception	Inception Date
Morningstar® LSTA® US Leveraged Loan Index(1) reflects no deduction for fees, expenses or taxes)	-0.79%	3.27%	3.49%	5/1/2013

(1)	Formerly, S&P/LSTA Leveraged Loan Index.

Additionally, effective immediately, the disclosure set forth in the final row of the table in the Fund's Prospectus entitled "Total Returns as of October 31, 2022" is deleted in its entirety and replaced with the following.

		Average Annual		Cumulative
	1 Year	5 Years	Inception (5/1/2013)	5 Years	Inception (5/1/2013)
Index Performance
Morningstar® LSTA® US Leveraged Loan Index(1)	-1.88%	3.05%	3.37%	16.20%	37.10%

(1)	Formerly, S&P/LSTA Leveraged Loan Index.